COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
NOTE 10. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

On May 17, 2013, the Company received notification from Zydus Pharmaceuticals (USA) Inc. (“Zydus”) that Zydus had submitted Abbreviated New Drug Application No. 204663 to the FDA seeking approval to engage in the commercial manufacture, use or sale of generic versions of the 15 mg and 30 mg dosages of our Suprenza® tablets. The notification informed the Company that Zydus was seeking to manufacture and sell its generic product prior to the expiration of U.S. Patent No. 6,149,938 (the “938 patent”) which is listed in the Orange Book and covers Suprenza®, and that the Zydus ANDA contained a certification that its proposed generic product does not infringe the ‘938 patent (“Paragraph IV Certification”). On June 19, 2013, the Company received a separate notification from Zydus that it was also pursuing approval for the 37.5 mg dosage of Suprenza® under the same-numbered ANDA, with a separate Paragraph IV Certification.

In response, within 45 days of receiving the first notification from Zydus, the Company and our partners (Alpex Pharma, S.A. and Prenzamax, LLC), filed suit against Zydus and its parent Cadila Healthcare Limited (d/b/a Zydus Cadila) in Federal District Court in Delaware and New Jersey for infringement of the 938 patent pursuant, pursuant to the Hatch-Waxman statutory regime.

Several months after initiation of the suit, the Company initiated discussions with Zydus to seek a resolution to this dispute. Over the course of the past ten months we diligently negotiated a settlement agreement and dismissal of the pending lawsuit to the mutual satisfaction of all parties. As a result of this mutual agreement, the district court officially terminated the suit on November 21, 2014. The terms of the settlement agreement remain confidential per mutual agreement of the parties. The resolution of this matter has been deemed a success by Akrimax and its partners Citius, Prenzamax, and Alpex.